UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE ALLIANCEBERNSTEIN PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Mark R. Manley

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2007

Date of reporting period: May 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

2

AllianceBernstein Wealth Appreciation Strategy

Portfolio of Investments

May 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 99.8%
The AllianceBernstein Pooling Portfolios - Equity - 99.8%
Global Real Estate Investment Portfolio	14,835,155	$228,461,382
International Growth Portfolio	20,895,284	301,727,902
International Value Portfolio	19,369,982	302,171,726
Small-Mid Cap Growth Portfolio	11,555,961	172,530,492
Small-Mid Cap Value Portfolio	12,106,823	167,558,432
U.S. Large Cap Growth Portfolio	42,597,181	536,298,506
U.S. Value Portfolio	40,311,149	535,332,060

Total Investments - 99.8% (cost $1,807,255,526)		2,244,080,500
Other assets less liabilities - 0.2%		4,894,883

Net Assets - 100.0%		$2,248,975,383

AllianceBernstein Balanced Wealth Strategy

Portfolio of Investments

May 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 99.7%
The AllianceBernstein Pooling Portfolios - Equity - 65.0%
Global Real Estate Investment Portfolio	19,613,325	$302,045,205
International Growth Portfolio	16,848,170	243,287,578
International Value Portfolio	15,572,289	242,927,713
Small-Mid Cap Growth Portfolio	7,671,813	114,540,170
Small-Mid Cap Value Portfolio	7,979,598	110,437,633
U.S. Large Cap Growth Portfolio	36,354,907	457,708,283
U.S. Value Portfolio	34,283,993	455,291,429

		1,926,238,011

The AllianceBernstein Pooling Portfolios - Fixed Income - 34.7%
High Yield Portfolio	19,569,950	204,114,580
Intermediate Duration Bond Portfolio	83,722,756	824,669,147

		1,028,783,727

Total Investments - 99.7% (cost $2,534,566,302)		2,955,021,738
Other assets less liabilities - 0.3%		7,684,359

Net Assets - 100.0%		$2,962,706,097

AllianceBernstein Wealth Preservation Strategy

Portfolio of Investments

May 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
MUTUAL FUNDS - 99.6%
The AllianceBernstein Pooling Portfolios - Fixed Income - 64.4%
Inflation Protected Securities Portfolio	8,058,244	$78,406,711
Intermediate Duration Bond Portfolio	21,991,143	216,612,757
Short Duration Bond Portfolio	21,880,076	216,612,756

		511,632,224

The AllianceBernstein Pooling Portfolios - Equity - 35.2%
Global Real Estate Investment Portfolio	5,276,427	81,256,976
International Growth Portfolio	2,054,554	29,667,758
International Value Portfolio	1,899,198	29,627,487
Small-Mid Cap Growth Portfolio	686,024	10,242,338
Small-Mid Cap Value Portfolio	714,515	9,888,888
U.S. Large Cap Growth Portfolio	4,725,886	59,498,908
U.S. Value Portfolio	4,453,003	59,135,879

		279,318,234

Total Investments - 99.6% (cost $723,815,309)		790,950,458
Other assets less liabilities - 0.4%		2,977,433

Net Assets - 100.0%		$793,927,891

AllianceBernstein Wealth Strategies

Tax-Managed Wealth Appreciation

Portfolio of Investments

May 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.0%
Financials - 27.6%
Capital Markets - 8.2%
3i Group PLC	56,110	$1,348,654
Ameriprise Financial, Inc.	13,800	867,330
Bank Of New York Mellon Group	22,000	892,320
Credit Suisse Group	62,853	4,777,712
Credit Suisse Group (New York) (ADR)	61,900	4,700,067
Franklin Resources, Inc.	37,200	5,049,528
The Goldman Sachs Group, Inc.	12,150	2,804,463
Janus Capital Group, Inc.	23,800	658,784
Lazard Ltd.-Class A	300	16,164
Legg Mason, Inc.	38,500	3,889,655
Macquarie Bank Ltd.	21,560	1,562,811
Man Group PLC	180,145	2,099,803
Merrill Lynch & Co., Inc.	64,700	5,999,631
Morgan Stanley	10,600	901,424
Nomura Holdings, Inc.	82,100	1,684,804
UBS AG (Swiss Virt-X)	39,241	2,560,883
Waddell & Reed Financial, Inc.-Class A	13,400	347,596

		40,161,629

Commercial Banks - 5.5%
Anglo Irish Bank Corp. PLC (Dublin)	79,840	1,874,041
Anglo Irish Bank Corp. PLC (London Exchange)	7,569	177,708
Bank Hapoalim BM	36,000	194,766
Barclays PLC	94,200	1,346,815
BNP Paribas SA	16,000	1,939,957
China Construction Bank Corp.-Class H	514,000	309,844
Comerica, Inc.	15,600	980,148
Credit Agricole SA	32,505	1,340,624
Fifth Third Bancorp	27,100	1,147,956
Fortis (Euronext Amsterdam)	3,500	145,420
HBOS PLC	85,460	1,838,715
Keycorp	12,900	459,369
Kookmin Bank	5,700	516,063
Mitsubishi UFJ Financial Group, Inc.	72	828,985
National City Corp.	35,800	1,238,322
Regions Financial Corp.	2,200	78,474
Royal Bank of Scotland Group PLC	181,047	2,249,073
Societe Generale	8,085	1,574,802
Sumitomo Mitsui Financial Group, Inc.	179	1,738,570
SunTrust Banks, Inc.	14,000	1,250,060
U.S. Bancorp	31,500	1,089,270
UniCredito Italiano SpA	210,001	1,972,460
Wachovia Corp.	26,300	1,425,197
Wells Fargo & Co.	36,800	1,328,112

		27,044,751

Consumer Finance - 0.4%
ORIX Corp.	6,850	1,843,069

Diversified Financial Services - 6.3%
Bank of America Corp.	116,200	5,892,502
Chicago Mercantile Exchange Holdings, Inc.-Class A	11,080	5,883,480
CIT Group, Inc.	12,700	761,111
Citigroup, Inc.	113,800	6,200,962
Fortis	22,200	921,561
ING Groep NV	46,853	2,082,499
JPMorgan Chase & Co.	129,850	6,730,125
Moody’s Corp.	14,100	982,065
NYSE Euronext (a)	19,100	1,586,828

		31,041,133

Insurance - 5.5%
Allianz SE	9,000	1,997,455
Allstate Corp.	21,300	1,309,950
AMBAC Financial Group, Inc.	10,500	940,905
American International Group, Inc.	84,400	6,105,496
AON Corp.	19,200	824,064
Aviva PLC	76,559	1,209,476
Chubb Corp.	15,700	861,459
Fidelity National Financial, Inc.-Class A	20,700	580,428
Fondiaria-Sai SpA (ordinary shares)	7,300	375,318
Fondiaria-Sai SpA (saving shares)	3,200	129,166
Friends Provident PLC	31,270	122,616
Genworth Financial, Inc.-Class A	31,800	1,147,980
Hartford Financial Services Group, Inc.	14,700	1,516,599
MBIA, Inc.	11,200	745,360
MetLife, Inc.	22,000	1,496,000
Muenchener Rueckversicherungs AG	10,700	2,014,302
Old Republic International Corp.	37,900	820,914
Prudential Financial, Inc.	600	61,212
QBE Insurance Group Ltd.	53,793	1,389,422
Swiss Reinsurance	13,677	1,302,193
Torchmark Corp.	7,700	539,847
The Travelers Cos, Inc.	29,400	1,592,598

		27,082,760

Real Estate Management & Development - 0.1%
Sino Land Co.	288,609	632,260

Thrifts & Mortgage Finance - 1.6%
Astoria Financial Corp.	14,600	389,236
Countrywide Financial Corp.	35,700	1,390,158
Federal Home Loan Mortgage Corp.	19,600	1,309,084
Federal National Mortgage Association	35,000	2,237,200
MGIC Investment Corp.	13,600	884,000
Washington Mutual, Inc.	35,800	1,565,176

		7,774,854

		135,580,456

Information Technology - 13.8%
Communications Equipment - 2.1%
ADC Telecommunications, Inc. (a)	4,928	82,544
Cisco Systems, Inc. (a)	237,100	6,382,732
Nokia OYJ	57,004	1,560,458
QUALCOMM, Inc.	47,850	2,055,157

		10,080,891

Computers & Peripherals - 4.9%
Apple, Inc. (a)	83,350	10,132,026
Compal Electronics, Inc. (GDR) (b)	103,623	481,847
Dell, Inc. (a)	10,500	282,135
EMC Corp. (a)	9,300	157,077
Foxconn Technology Co., Ltd.	4,950	54,170
Hewlett-Packard Co.	143,500	6,559,385
International Business Machines Corp.	10,200	1,087,320
Lexmark International, Inc.-Class A (a)	11,600	602,388
Network Appliance, Inc. (a)	69,200	2,227,548
Sun Microsystems, Inc. (a)	276,800	1,411,680
Toshiba Corp.	156,000	1,168,874

		24,164,450

Electronic Equipment & Instruments - 0.5%
Arrow Electronics, Inc. (a)	3,100	127,255
AU Optronics Corp.	436,960	676,340
Avnet, Inc. (a)	10,100	432,684
Flextronics International Ltd. (a)	6,400	73,920
HON HAI Precision Industry Co. Ltd.	30,000	211,929
Ingram Micro, Inc.-Class A (a)	11,800	244,496
Sanmina-SCI Corp. (a)	37,000	132,090
Solectron Corp. (a)	133,200	452,880
Tech Data Corp. (a)	4,000	147,440

		2,499,034

Internet Software & Services - 2.6%
Akamai Technologies, Inc. (a)	36,000	1,591,560
eBay, Inc. (a)	49,600	1,614,976
Google, Inc.-Class A (a)	19,140	9,526,935

		12,733,471

IT Services - 0.5%
CapGemini SA	19,208	1,464,719
Electronic Data Systems Corp.	17,400	501,294
Infosys Technologies, Ltd.	12,041	575,294

		2,541,307

Office Electronics - 0.4%
Canon, Inc.	36,500	2,147,156

Semiconductors & Semiconductor Equipment - 1.4%
Broadcom Corp.-Class A (a)	101,500	3,101,840
Hynix Semiconductor, Inc. (a)	23,300	723,254
NVIDIA Corp. (a)	40,000	1,386,800
Samsung Electronics Co., Ltd.	600	346,702
Siliconware Precision Industries Co.	96,000	200,193
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	12,875	140,466
United Microelectronics Corp.	1,647,016	960,703

		6,859,958

Software - 1.4%
Adobe Systems, Inc. (a)	52,000	2,292,160
Microsoft Corp.	143,300	4,395,011

		6,687,171

		67,713,438

Consumer Discretionary - 10.9%
Auto Components - 0.9%
Autoliv, Inc.	11,900	710,430
BorgWarner, Inc.	7,000	589,120
Compagnie Generale des Etablissements Michelin-Class B	11,100	1,453,747
Continental AG	1,800	254,222
Denso Corp.	12,100	425,679
Hyundai Mobis	10,410	943,741
Johnson Controls, Inc.	2,600	285,220

		4,662,159

Automobiles - 1.3%
Fiat SpA	65,655	1,880,777
General Motors Corp.	12,400	371,876
Nissan Motor Co., Ltd.	68,200	759,055
Renault SA	16,100	2,300,462
Suzuki Motor Corp.	7,200	201,495
Toyota Motor Corp.	11,600	698,642

		6,212,307

Hotels Restaurants & Leisure - 2.0%
Accor SA	12,675	1,177,687
Hilton Hotels Corp.	49,200	1,749,060
Las Vegas Sands Corp. (a)	10,100	788,002
McDonald’s Corp.	70,450	3,561,248
Starwood Hotels & Resorts Worldwide, Inc.	35,700	2,572,899

		9,848,896

Household Durables - 0.8%
Black & Decker Corp.	6,700	632,681
Centex Corp.	8,700	420,732
Daiwa House Industry Co. Ltd.	22,000	330,422
George Wimpey PLC	9,100	113,221
KB Home	14,700	674,583
Newell Rubbermaid, Inc.	5,800	184,208
Pulte Homes, Inc.	15,700	428,453
Sharp Corp.	54,000	1,034,295
Taylor Woodrow PLC	21,200	192,016

		4,010,611

Leisure Equipment & Products - 0.1%
Mattel, Inc.	11,300	316,513

Media - 2.6%
CBS Corp.-Class B	38,200	1,270,532
Comcast Corp.-Class A (a)	23,550	645,505
Comcast Corp.-Special-Class A (a)	206,650	5,616,747
Gannett Co., Inc.	5,800	341,156
Grupo Televisa SA (ADR)	19,700	566,966
Idearc, Inc.	3,265	115,091
Pearson PLC	34,922	620,985
Time Warner, Inc.	70,500	1,506,585
Tribune Co.	24,450	787,290
Viacom, Inc.-Class B (a)	10,400	467,168
The Walt Disney Co.	30,500	1,080,920

		13,018,945

Multiline Retail - 1.9%
Family Dollar Stores, Inc.	24,700	831,155
Kohl’s Corp. (a)	45,700	3,442,124
Macy’s, Inc.	31,200	1,245,816
Marks & Spencer Group PLC	34,514	477,727
Saks, Inc.	15,400	308,616
Target Corp.	48,900	3,052,827

		9,358,265

Specialty Retail - 0.8%
Esprit Holdings Ltd.	75,000	921,986
The Gap, Inc.	48,500	898,220
Inditex SA	16,823	1,061,089
Ltd. Brands, Inc.	18,200	477,750
Office Depot, Inc. (a)	11,600	422,240

		3,781,285

Textiles Apparel & Luxury Goods - 0.5%
Jones Apparel Group, Inc.	15,000	446,700
Nike, Inc.-Class B	16,300	925,025
VF Corp.	11,200	1,050,336

		2,422,061

		53,631,042

Health Care - 10.0%
Biotechnology - 1.8%
Celgene Corp. (a)	28,000	1,714,720
Genentech, Inc. (a)	29,250	2,333,272
Gilead Sciences, Inc. (a)	60,150	4,978,616

		9,026,608

Health Care Equipment & Supplies - 1.4%
Alcon, Inc.	34,250	4,728,555
Essilor International SA	8,516	1,022,586
Nobel Biocare Holding AG (a)	3,200	1,098,174

		6,849,315

Health Care Providers & Services - 2.1%
AmerisourceBergen Corp.-Class A	7,500	384,150
McKesson Corp.	6,400	404,032
Medco Health Solutions, Inc. (a)	22,100	1,718,496
WellPoint, Inc. (a)	98,400	8,010,744

		10,517,422

Pharmaceuticals - 4.7%
Abbott Laboratories	70,400	3,967,040
AstraZeneca PLC	14,500	770,965
Daiichi Sankyo Co. Ltd.	10,300	282,967
Eli Lilly & Co.	18,700	1,096,194
GlaxoSmithKline PLC	6,400	166,712
Merck & Co., Inc.	78,300	4,106,835
Merck KGaA	8,018	1,055,511
Pfizer, Inc.	190,200	5,228,598
Roche Holding AG	12,019	2,205,290
Sanofi-Aventis	13,138	1,265,584
Schering-Plough Corp.	26,500	867,610
Teva Pharmaceutical Industries, Ltd. (ADR)	20,500	803,600
Wyeth	20,100	1,162,584

		22,979,490

		49,372,835

Industrials - 8.3%
Aerospace & Defense - 3.0%
BAE Systems PLC	77,500	686,680
Boeing Co.	69,300	6,970,887
European Aeronautic Defence & Space Co., NV	24,500	769,014
Honeywell International, Inc.	38,700	2,241,117
Lockheed Martin Corp.	3,000	294,300
Northrop Grumman Corp.	10,100	763,661
Rockwell Collins, Inc.	12,200	862,174
Spirit Aerosystems Holdings, Inc.-Class A (a)	62,100	2,167,911

		14,755,744

Airlines - 0.3%
Air France-KLM	14,700	750,759
Deutsche Lufthansa AG	24,600	712,595

		1,463,354

Building Products - 0.2%
American Standard Cos, Inc.	13,200	789,096
Cie de Saint-Gobain	3,251	356,227

		1,145,323

Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	7,600	496,052
Capita Group PLC	51,030	748,878

		1,244,930

Construction & Engineering - 0.8%
Fluor Corp.	18,300	1,905,030
Vinci SA	24,410	1,930,082

		3,835,112

Electrical Equipment - 0.5%
ABB Ltd.	84,982	1,820,231
Emerson Electric Co.	18,000	872,100

		2,692,331

Industrial Conglomerates - 0.9%
General Electric Co.	105,900	3,979,722
Textron, Inc.	2,700	289,710

		4,269,432

Machinery - 1.4%
Atlas Copco AB (a)	42,472	714,362
Atlas Copco AB-Class A	21,236	122,455
Cummins, Inc.	9,800	923,454
Eaton Corp.	12,200	1,143,628
NGK Insulators Ltd.	69,000	1,615,416
PACCAR, Inc.	12,500	1,090,375
SPX Corp.	6,700	588,729
Sumitomo Heavy Industries Ltd.	58,000	660,036

		6,858,455

Marine - 0.3%
Mitsui OSK Lines Ltd.	91,000	1,248,812
Nippon Yusen KK	40,000	369,348

		1,618,160

Road & Rail - 0.1%
CSX Corp.	10,600	481,664

Trading Companies & Distributors - 0.5%
Mitsui & Co. Ltd.	114,000	2,265,260

		40,629,765

Energy - 7.1%
Energy Equipment & Services - 1.4%
Baker Hughes, Inc.	10,300	849,544
ENSCO International, Inc.	4,500	272,565
Halliburton Co.	66,100	2,376,295
Schlumberger, Ltd.	40,100	3,122,587

		6,620,991

Oil, Gas & Consumable Fuels - 5.7%
BP PLC	26,400	294,868
Chevron Corp.	60,000	4,889,400
China Petroleum & Chemical Corp.-Class H	813,000	894,245
China Shenhua Energy Co. Ltd.-Class H	275,500	812,551
ConocoPhillips	29,600	2,291,928
ENI SpA	71,694	2,534,383
Exxon Mobil Corp.	111,000	9,231,870
Marathon Oil Corp.	14,600	1,807,626
Occidental Petroleum Corp.	3,500	192,395
Petroleo Brasileiro SA (NY) (ADR)	14,700	1,409,436
Repsol YPF SA	23,100	847,638
Royal Dutch Shell PLC-Class A	13,225	492,669
Total SA	32,005	2,412,276

		28,111,285

		34,732,276

Consumer Staples - 6.6%
Beverages - 0.9%
Cia de Bebidas das Americas (ADR)	6,900	467,820
The Coca-Cola Co.	12,400	657,076
Coca-Cola Enterprises, Inc.	24,200	565,070
Molson Coors Brewing Co.-Class B	9,400	860,758
PepsiCo, Inc.	25,500	1,742,415

		4,293,139

Food & Staples Retailing - 0.4%
The Kroger Co.	15,300	463,896
Safeway, Inc.	28,000	965,440
Tesco PLC	63,338	575,442

		2,004,778

Food Products - 1.8%
ConAgra Foods, Inc.	12,300	313,650
General Mills, Inc.	10,600	649,144
Groupe Danone	2,924	457,823
Kellogg Co.	13,500	728,730
Kraft Foods, Inc.-Class A	60,100	2,033,784
Nestle SA	5,744	2,237,407
Sara Lee Corp.	47,900	857,410
WM Wrigley Jr Co.	30,300	1,775,580

		9,053,528

Household Products - 2.4%
Clorox Co.	5,400	362,556
Colgate-Palmolive Co.	8,400	562,464
Kimberly-Clark Corp.	10,900	773,464
Procter & Gamble Co.	144,350	9,173,442
Reckitt Benckiser PLC	18,245	992,472

		11,864,398

Personal Products - 0.2%
L’Oreal SA	7,403	879,001

Tobacco - 0.9%
Altria Group, Inc.	36,500	2,595,150
Japan Tobacco, Inc.	255	1,329,661
UST, Inc.	4,200	224,238

		4,149,049

		32,243,893

Materials - 6.0%
Chemicals - 2.8%
Air Products & Chemicals, Inc.	10,400	811,096
Ashland, Inc.	6,000	361,920
BASF AG	14,200	1,758,403
Bayer AG	24,723	1,777,885
Dow Chemical Co.	33,300	1,511,154
E.I. Du Pont de Nemours & Co.	19,500	1,020,240
International Flavors & Fragrances, Inc.	9,000	461,970
Lubrizol Corp.	6,600	433,752
Mitsubishi Chemical Holdings Corp.	43,000	376,749
Mitsui Chemicals, Inc.	60,000	433,883
Monsanto Co.	51,500	3,172,400
Nitto Denko Corp.	26,800	1,333,017
PPG Industries, Inc.	2,600	198,094

		13,650,563

Construction Materials - 0.4%
Buzzi Unicem SpA	11,700	407,503
CRH PLC	24,012	1,169,695
Italcementi SpA	9,700	315,106

		1,892,304

Containers & Packaging - 0.6%
Bemis, Inc.	12,200	410,286
Crown Holdings, Inc. (a)	11,400	284,202
Owens-Illinois, Inc. (a)	10,100	343,400
Smurfit-Stone Container Corp. (a)	32,600	421,518
Sonoco Products Co.	9,500	411,350
Temple-Inland, Inc.	14,400	907,200

		2,777,956

Metals & Mining - 2.2%
Antofagasta PLC	42,200	466,290
Arcelor Mittal (Euronext Amsterdam)	12,200	732,300
Cia Vale do Rio Doce (ADR)	29,200	1,327,140
JFE Holdings, Inc.	28,800	1,750,370
Kazakhmys PLC	18,200	468,142
Mittal Steel Co. NV (Euronext Paris)	10,287	617,606
MMC Norilsk Nickel (ADR)	2,357	450,187
POSCO	2,100	1,005,575
Rio Tinto PLC	7,813	570,356
United States Steel Corp.	5,400	611,064
Xstrata PLC	53,792	3,095,162

		11,094,192

		29,415,015

Telecommunication Services - 3.8%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	117,400	4,853,316
China Netcom Group Corp. Ltd.	283,000	720,707
Embarq Corp.	4,500	289,170
Nippon Telegraph & Telephone Corp.	143	671,709
Telefonica SA	29,476	670,666
Telekomunikasi Indonesia Tbk PT	297,000	323,267
TeliaSonera AB	73,038	540,715
Verizon Communications, Inc.	82,900	3,608,637

		11,678,187

Wireless Telecommunication Services - 1.4%
America Movil SAB de CV Series L (ADR)	45,950	2,782,272
American Tower Corp.-Class A (a)	4,000	172,720
Crown Castle International Corp. (a)	13,100	482,342
Sprint Nextel Corp.	81,700	1,866,845
Vodafone Group PLC	493,400	1,543,916

		6,848,095

		18,526,282

Utilities - 1.9%
Electric Utilities - 1.0%
Allegheny Energy, Inc. (a)	14,300	763,477
American Electric Power Co., Inc.	17,100	814,473
E.ON AG	12,800	2,102,746
Entergy Corp.	7,300	824,170
Pinnacle West Capital Corp.	9,400	436,442

		4,941,308

Independent Power Producers & Energy Traders - 0.4%
Constellation Energy Group, Inc.	3,500	321,195
International Power PLC	88,545	795,354
TXU Corp.	11,700	789,165

		1,905,714

Multi-Utilities - 0.5%
Dominion Resources, Inc./VA	9,700	859,323
RWE AG	8,970	1,017,032
Wisconsin Energy Corp.	10,800	523,044

		2,399,399

		9,246,421

Total Common Stocks (cost $388,244,847)		471,091,423

NON-CONVERTIBLE - PREFERRED STOCKS - 0.1%
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Samsung Electronics Co. Ltd. (cost $382,594)	800	362,623

SHORT-TERM INVESTMENTS - 3.5%
Investment Companies - 3.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (c) (cost $17,396,036)	17,396,036	17,396,036

Total Investments - 99.6% (cost $406,023,477)		488,850,082

Other assets less liabilities - 0.4%		1,886,421

Net Assets - 100.0%		$490,736,503

FINANCIAL FUTURES CONTRACTS
Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2007	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	30	June 2007	$1,697,484	$1,821,335	$123,851

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the aggregate market value of these securities amounted to $481,847 or 0.1% of net assets.
(c)	Investment in affiliated money market mutual fund.

An amount equivalent to U.S. $139,735 has been segregated to collateralize margin requirements for the futures contracts at May 31, 2007.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

AllianceBernstein Wealth Strategies

Tax-Managed Balanced Wealth

Portfolio of Investments

May 31, 2007 (unaudited)

Company	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 50.5%
Alabama - 2.9%
Alabama Pub Sch & College Auth FGIC
5.00%, 12/01/21	$1,700	$1,774,579
County of Jefferson AL FGIC
5.00%, 2/01/38	2,710	2,847,858
5.125%, 2/01/42	1,650	1,743,489
5.25%, 2/01/24	3,200	3,399,840
Jefferson Cnty Swr Rev (Capital Improvement Warrants) (Prerefunded) FGIC
Series 02
5.00%, 2/01/41	1,100	1,154,912

		10,920,678

Arizona - 0.9%
Arizona Hlth Fac Auth Phoenix Children’s Hosp
4.92%, 2/01/42 (a)	785	793,148
Gilbert Wtr Res Muni Ppty Corp (Wastewater Sys & Util Rev)
Series 04
4.90%, 4/01/19	710	717,711
Mesa AZ FGIC
6.125%, 7/01/13	1,100	1,112,881
Pima Cnty IDA (Horizon Cmnty Learning Center)
4.45%, 6/01/14	90	88,043
Pima County IDA
5.45%, 12/01/17	450	448,259

		3,160,042

Arkansas - 0.8%
City of Springdale AR MBIA
4.00%, 7/01/16	1,750	1,747,375
Hot Springs AR
4.125%, 7/01/08	1,275	1,280,215

		3,027,590

California - 1.7%
California Econ Rec Bds
Series A
5.00%, 7/01/09	700	718,536
5.25%, 1/01/10 - 7/01/12	3,765	3,930,129
California State GO
5.00%, 6/01/10	550	568,634
California State GO (Various Purposes)
5.00%, 3/01/14	25	26,478
California Statewide CDA Rev (Kaiser Permanente)
Series E
3.875%, 4/01/32 (b)	280	279,431
Tax Exempt Muni Infrastructure
Series 04A
3.80%, 5/01/08 (c)	615	611,525
Upland Cmnty Redev Agy Tax Alloc Notes (Magnolia Redev Proj)
3.90%, 11/01/09	235	236,436

		6,371,169

Colorado - 1.1%
Mesa County Valley School District No 51 Grand Junction. MBIA
5.00%, 12/01/23	1,000	1,050,290
PV Wtr & San Met Dist Cap Appreciation
Series 06
Zero Coupon, 12/15/17	962	520,625
Regional Transp Dist COP AMBAC
Series 2A
2.30%, 12/01/22 (b)	2,400	2,400,000
Todd Creek Farms Metro Dist No. 1
5.60%, 12/01/14	260	269,643

		4,240,558

Connecticut - 0.5%
Connecticut State Dev Auth AMBAC
3.35%, 5/01/31 (b)	1,730	1,718,236

Florida - 5.7%
Arborwood CDD (Centex Homes Proj)
5.25%, 5/01/16	275	274,791
Bartram Park CDD (Spl Assmt)
4.875%, 5/01/15	100	98,419
Citizens Property Insurance Corp. MBIA
5.00%, 3/01/15 - 3/01/16	4,000	4,267,130
County of Orange FL AMBAC
5.50%, 10/01/32	7,000	7,493,990
Dade Cnty Sch Dist MBIA
Series 94
5.00%, 8/01/12	1,100	1,156,485
Fishhawk CDD II (Spl Assmt)
Series B
5.125%, 11/01/09	100	99,789
Hammock Bay CDD (Spl Assmt)
Series B
5.375%, 5/01/11	70	70,417

Heritage Isle at Viera CDD
Series 4B
5.00%, 11/01/09	100	99,526
Heritage Plantation CDD
5.10%, 11/01/13	110	109,401
Huntington CDD
Series 4B
5.00%, 5/01/09	15	15,000
Lake Ashton II CDD (Capital Impt Rev)
Series B
4.875%, 11/01/10	100	98,993
Live Oak CDD No. 001, Spl Assmt ETM
Series B
5.30%, 5/01/08	45	45,029
Meadow Pointe III CDD
Series 4B
5.00%, 5/01/09	70	69,762
Meadow Woods CDD
Series 4B
5.25%, 5/01/11	65	64,793
Midtown Miami CDD
Series 04A
6.00%, 5/01/24	280	300,387
Monterra CDD (Spl Assmt)
Series 3
5.125%, 11/01/14	170	167,027
Series B
5.00%, 11/01/10	340	337,647
Overoaks CDD (Capital Impt Rev)
Series 4B
5.125%, 5/01/09	175	174,694
Palm Beach County School Board FGIC
5.00%, 8/01/13	1,030	1,086,228
Parkway Center CDD (Spl Assmt Ref)
Series B
5.625%, 5/01/14	200	202,772
Paseo CDD
5.00%, 2/01/11	510	506,139
Paseo CDD (Capital Impt Rev)
Series B
4.875%, 5/01/10	520	515,336
Quarry CDD (Spl Assmt)
5.25%, 5/01/16	285	285,587

Rolling Hills CDD
5.125%, 11/01/13	435	432,681
Seacoast Utility Auth FGIC
5.25%, 3/01/10	1,210	1,253,560
Shingle Creek CDD
5.75%, 5/01/15	415	426,101
South Bay CDD
Series 5B-2
5.375%, 5/01/13	100	98,807
Tern Bay CDD (Capital Impt Rev)
Series B
5.00%, 5/01/15	435	427,796
Verano Ctr CDD (Infrastructure Proj)
Series B
5.00%, 11/01/13	775	768,684
Villages of Westport CDD
Series 05A
5.125%, 5/01/15	245	241,318

		21,188,289

Guam - 0.1%
Guam Govt Wtrwrks Auth Cops (Prerefunded)
5.18%, 7/01/15	292	299,638
Guam Govt Wtrwrks Auth Wtr & Wastewtr Sys Rev
Series 05
5.00%, 7/01/13	225	230,540

		530,178

Hawaii - 1.6%
Hawaii State AMBAC
5.00%, 7/01/13	5,540	5,866,528

Illinois - 2.3%
City of Chicago IL FGIC
5.00%, 1/01/09	1,135	1,155,737
Hodgkins IL
5.00%, 1/01/11	1,000	1,032,280
Pingree Grove Village II (CamBrdg Lakes Proj)
Series 5-1
5.25%, 3/01/15	100	100,439
State of Illinois
5.00%, 1/01/10 (d)	4,615	4,739,097
5.00%, 4/01/15	1,545	1,649,952

		8,677,505

Indiana - 0.4%
Elkhart County IN MBIA
5.25%, 12/01/21	1,215	1,313,719

Kansas - 0.2%
Wyandotte Cnty-Kansas City Unified Govt Spl Oblg (Sales Tax)
Series B
4.75%, 12/01/16	610	628,141

Kentucky - 0.3%
Kentucky State Prop & Bldgs Commn FSA
5.375%, 2/01/08	1,265	1,278,042

Massachusetts - 1.7%
Massachusetts GO (Consolidated Loan)
Series B
5.00%, 8/01/12	3,150	3,308,760
Massachusetts State (Consolidated Loan)
Series B
5.70%, 6/01/19	800	842,560
Route 3 North Transit Improvement Assoc MBIA
5.375%, 6/15/33	1,925	2,010,913

		6,162,233

Michigan - 2.8%
Michigan Municipal Bond Authority
5.50%, 10/01/13	6,085	6,629,060
Michigan State (Trunk Line Fund) FSA
Series 05B
5.00%, 9/01/11 - 9/01/12	3,510	3,687,701

		10,316,761

Minnesota - 0.1%
St. Paul Minnesota Hsg & Redevt Auth Hosp Rev (Healtheast Proj.)
5.15%, 11/15/20	310	324,238

Missouri - 1.2%
St. Louis Airport Revenue (Airport Development Program) MBIA
Series A
5.625%, 7/01/19	4,000	4,266,680

Nevada - 1.5%
Clark Cnty PCR (Southern California) AMT
Series C
3.25%, 6/01/31 (b)	335	330,136
Clark County Improvement Dist
4.05%, 8/01/10	670	660,607
Henderson Local Impt Dists No. T-16
4.75%, 3/01/13	35	35,295
Las Vegas Spl Impt Dist No. 607 Local Impt Bonds
5.35%, 6/01/12	250	254,812
Nevada GO
5.00%, 2/01/12	4,100	4,288,313

		5,569,163

New Jersey - 3.2%
New Jersey Eco Dev Auth MBIA
Series 1A
5.00%, 7/01/11	1,645	1,717,511
New Jersey Eco Dev Auth Rev (Cigarette Tax)
5.00%, 6/15/07	600	600,180
Series 4
5.00%, 6/15/10	830	857,025
New Jersey State Transp Trust Fund Auth FSA
Series C
5.50%, 12/15/11	1,000	1,067,090
New Jersey State Transp Trust Fund Auth (Transp Sys)
Series C
5.50%, 6/15/21	1,465	1,589,818
New Jersey Transp Trust Fund Auth FGIC
5.00%, 6/15/12	3,775	3,955,860
Series A
5.50%, 12/15/13	1,775	1,934,058

		11,721,542

New York - 3.4%
New York City
5.00%, 8/01/08	565	572,503
Series H
5.00%, 8/01/11	1,645	1,711,162
New York City GO
Series 4G
5.00%, 8/01/12	1,315	1,377,515
New York State Dormitory Auth
5.00%, 7/01/11	515	520,984
New York State Thruway Auth
Series 63A
5.00%, 3/15/09	850	867,323
New York State Thruway Auth Hwy & Brdg Tr Fd FSA
Series 5B
5.00%, 4/01/14	6,505	6,937,713
Tobacco Settlement Fin Auth
5.25%, 6/01/13	815	825,334

		12,812,534

North Carolina - 0.8%
Mecklenburg County NC
5.00%, 2/01/14	2,575	2,751,954
North Carolina Municipal Power Agency No 1 Catawba ACA-CBI
5.50%, 1/01/10	385	399,830

		3,151,784

Ohio - 0.9%
Cleveland Muni Sch Dist FSA
5.25%, 12/01/19	1,000	1,074,290
Ohio State (Highway Capital Improvements)
Series 02G
5.00%, 5/01/11	1,740	1,811,862
Port Auth Columbiana Cnty SWFR (Liberty Waste Trans LLC Proj) AMT
Series A
7.00%, 8/01/21	300	303,594

		3,189,746

Oregon - 0.4%
Oregon State Department of Transportation AMBAC
5.00%, 6/01/09	1,515	1,550,966

Pennsylvania - 3.8%
Allegheny Cnty Hosp Dev Auth Rev (Hlth Sys-West Penn)
Series A
5.00%, 11/15/13	925	938,708
Allegheny Cnty Redev Auth Rev (Pittsburgh Mills Proj)
5.10%, 7/01/14	280	285,533
Beaver Cnty IDA PCR (Cleveland Electric Proj)
Series 98
3.75%, 10/01/30 (b)	280	278,760
City of Philadelphia PA XLCA
5.00%, 2/15/11	2,000	2,072,820
Commonwealth of Pennsylvania MBIA
5.00%, 1/01/13	1,420	1,500,429
5.25%, 1/01/09	3,350	3,425,944
Delaware Valley Regional Fin Auth AMBAC
Series A
0.892%, 7/01/27 (e)	665	662,852
Montgomery Cnty IDA (Whitemarsh Continuing Care Ret Comm)
6.00%, 2/01/21	265	279,424
Pennsylvania GO MBIA
Series 03
5.00%, 7/01/11	4,310	4,499,985
Philadelphia Auth for IDR (Leadership Learning Partners)
Series 05A
4.60%, 7/01/15	300	300,135

		14,244,590

Puerto Rico - 0.7%
Government Development Bank for Puerto Rico
5.00%, 12/01/07	2,510	2,522,977

South Carolina - 2.3%
South Carolina Pub Ser Auth MBIA
Series B
5.00%, 1/01/11	3,515	3,645,055
South Carolina State Public Service Authority FSA
5.00%, 1/01/14	2,450	2,599,009
Western Carolina Regional Swr Auth FSA
5.00%, 3/01/12	1,000	1,044,480
York County School District No 3 SCSDE
Series 03
5.00%, 3/01/10	1,335	1,375,864

		8,664,408

Texas - 6.5%
Arlington Ind Sch Dist PSF-GTD
5.00%, 2/15/14	1,000	1,060,580
City of Austin TX FSA
5.00%, 11/15/13 (f)	6,915	7,304,453
City of Dallas TX
5.00%, 2/15/12	3,350	3,507,953
Katy Dev Auth (Metro Contract)
Series A
5.75%, 6/01/09	305	308,782
Red River Education Finance Revenue (Parish Day School Proj.)
Series 1A
3.10%, 12/01/31 (b)	1,400	1,395,646
San Antonio Elec & Gas
Series 01
5.25%, 2/01/09	1,600	1,637,584
State of Texas
5.00%, 10/01/12 - 10/01/13	6,655	7,015,506
Texas Public Finance Authority AMBAC
5.00%, 2/01/16	1,640	1,738,990

		23,969,494

Washington - 1.1%
Seattle Mun Light & Pwr Rev FSA
Series 01
5.50%, 3/01/09	1,000	1,028,790
State of Washington FSA
5.00%, 1/01/12	2,000	2,094,680
Washington Pub Pwr Supp Sys
5.75%, 7/01/09	1,100	1,140,986

		4,264,456

Wisconsin - 1.6%
State of Wisconsin AMBAC
5.00%, 5/01/16	2,000	2,150,080
5.25%, 7/01/14	3,500	3,780,490

		5,930,570

Total Municipal Obligations (cost $188,834,892)		187,582,817

	Shares
COMMON STOCKS - 47.6%
Financials - 13.8%
Capital Markets - 4.1%
3i Group PLC	22,206	533,741
Bank Of New York Mellon Group	5,000	202,800
Credit Suisse Group	25,336	1,925,892
Credit Suisse Group (New York) (ADR)	24,400	1,852,692
Franklin Resources, Inc.	15,400	2,090,396
The Goldman Sachs Group, Inc.	4,550	1,050,231
Lazard Ltd.-Class A	900	48,492
Legg Mason, Inc.	13,750	1,389,162
Macquarie Bank Ltd.	8,316	602,799
Man Group PLC	71,178	829,664
Merrill Lynch & Co., Inc.	27,250	2,526,893
Morgan Stanley	5,100	433,704
Nomura Holdings, Inc.	32,800	673,101
UBS AG (Swiss Virt-X)	15,374	1,003,313
Waddell & Reed Financial, Inc.-Class A	4,700	121,918

		15,284,798

Commercial Banks - 2.7%
Anglo Irish Bank Corp. PLC (Dublin)	32,833	770,671
Bank Hapoalim BM	52,400	283,493
Barclays PLC	40,200	574,755
BNP Paribas SA	6,200	751,734
China Construction Bank Corp.-Class H	218,000	131,412
Comerica, Inc.	6,400	402,112
Credit Agricole SA	9,820	405,012
Fifth Third Bancorp	12,100	512,556
HBOS PLC	25,570	550,152
Keycorp	2,600	92,586
Kookmin Bank	4,500	407,418
National City Corp.	13,300	460,047
Royal Bank of Scotland Group PLC	67,500	838,525
Societe Generale	3,125	608,690
Sumitomo Mitsui Financial Group, Inc.	72	699,313
SunTrust Banks, Inc.	4,200	375,018
U.S. Bancorp	9,400	325,052
UniCredito Italiano SpA	80,984	760,652
Wachovia Corp.	8,400	455,196
Wells Fargo & Co.	13,400	483,606

		9,888,000

Consumer Finance - 0.2%
ORIX Corp.	2,490	669,962

Diversified Financial Services - 3.3%
Bank of America Corp.	45,100	2,287,021
Chicago Mercantile Exchange Holdings, Inc.-Class A	4,190	2,224,890
CIT Group, Inc.	6,000	359,580
Citigroup, Inc.	46,000	2,506,540
Fortis	5,700	236,617
Fortis (Euronext Amsterdam)	3,400	141,265
ING Groep NV	20,456	909,218
JPMorgan Chase & Co.	52,900	2,741,807
Moody’s Corp.	5,500	383,075
NYSE Euronext (g)	5,600	465,248

		12,255,261

Insurance - 2.7%
Allianz SE	3,100	688,012
Allstate Corp.	4,300	264,450
AMBAC Financial Group, Inc.	4,400	394,284
American International Group, Inc.	32,650	2,361,901
Aviva PLC	29,229	461,759
Chubb Corp.	7,200	395,064
Fondiaria-Sai SpA (ordinary shares)	4,300	221,078
Fondiaria-Sai SpA (saving shares)	1,900	76,692
Friends Provident PLC	24,975	97,932
Genworth Financial, Inc.-Class A	12,100	436,810
Hartford Financial Services Group, Inc.	5,600	577,752
MBIA, Inc.	5,900	392,645
MetLife, Inc.	8,300	564,400
Muenchener Rueckversicherungs AG	4,100	771,835
Old Republic International Corp.	14,700	318,402
QBE Insurance Group Ltd.	23,543	608,093
Swiss Reinsurance	5,280	502,711
Torchmark Corp.	4,900	343,539
The Travelers Cos, Inc.	11,033	597,658

		10,075,017

Real Estate Management & Development - 0.0%
Sino Land Co.	59,550	130,457

Thrifts & Mortgage Finance - 0.8%
Countrywide Financial Corp.	14,400	560,736
Federal Home Loan Mortgage Corp.	9,100	607,789
Federal National Mortgage Association	13,600	869,312
MGIC Investment Corp.	5,400	351,000
Washington Mutual, Inc.	14,600	638,312

		3,027,149

		51,330,644

Information Technology - 6.7%
Communications Equipment - 1.0%
Cisco Systems, Inc. (g)	93,500	2,517,020
Nokia OYJ	22,017	602,705
QUALCOMM, Inc.	13,800	592,710

		3,712,435

Computers & Peripherals - 2.2%
Apple, Inc. (g)	31,650	3,847,374
Compal Electronics, Inc. (GDR) (c)	66,831	310,764
Foxconn Technology Co., Ltd.	2,850	31,189
Hewlett-Packard Co.	53,500	2,445,485
International Business Machines Corp.	3,900	415,740
Lexmark International, Inc.-Class A (g)	3,800	197,334
Network Appliance, Inc. (g)	20,600	663,114
Toshiba Corp.	55,000	412,103

		8,323,103

Electronic Equipment & Instruments - 0.3%
Arrow Electronics, Inc. (g)	6,500	266,825
AU Optronics Corp.	158,000	244,557
Sanmina-SCI Corp. (g)	47,600	169,932
Solectron Corp. (g)	45,400	154,360
Tech Data Corp. (g)	3,000	110,580

		946,254

Internet Software & Services - 1.3%
Akamai Technologies, Inc. (g)	15,600	689,676
eBay, Inc. (g)	18,300	595,848
Google, Inc.-Class A (g)	7,130	3,548,957

		4,834,481

IT Services - 0.3%
CapGemini SA	7,327	558,725
Electronic Data Systems Corp.	9,400	270,814
Infosys Technologies, Ltd.	4,424	211,370

		1,040,909

Office Electronics - 0.2%
Canon, Inc.	13,900	817,684

Semiconductors & Semiconductor Equipment - 0.7%
Broadcom Corp.-Class A (g)	38,400	1,173,504
Hynix Semiconductor, Inc. (g)	8,900	276,264
NVIDIA Corp. (g)	17,900	620,593
Samsung Electronics Co., Ltd.	360	208,022
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	1	11
United Microelectronics Corp.	683,682	398,791

		2,677,185

Software - 0.7%
Adobe Systems, Inc. (g)	19,100	841,928
Microsoft Corp.	54,400	1,668,448

		2,510,376

		24,862,427

Consumer Discretionary - 5.3%
Auto Components - 0.3%
Autoliv, Inc.	4,900	292,530
BorgWarner, Inc.	3,300	277,728
Compagnie Generale des Etablissements Michelin-Class B	2,100	275,033
Denso Corp.	4,800	168,865
Hyundai Mobis	3,100	281,037

		1,295,193

Automobiles - 0.6%
Fiat SpA	25,495	730,339
Nissan Motor Co., Ltd.	26,100	290,489
Renault SA	6,500	928,758
Suzuki Motor Corp. (g)	2,900	81,157
Toyota Motor Corp.	4,600	277,048

		2,307,791

Hotels Restaurants & Leisure - 1.0%
Accor SA	5,059	470,053
Hilton Hotels Corp.	18,400	654,120
McDonald’s Corp.	30,050	1,519,027
Starwood Hotels & Resorts Worldwide, Inc.	14,800	1,066,636

		3,709,836

Household Durables - 0.3%
Daiwa House Industry Co. Ltd.	9,000	135,173
George Wimpey PLC	16,200	201,557
Pulte Homes, Inc.	6,500	177,385
Sharp Corp.	21,000	402,226
Taylor Woodrow PLC	21,700	196,545

		1,112,886

Leisure Equipment & Products - 0.1%
Mattel, Inc.	9,600	268,896

Media - 1.4%
CBS Corp.-Class B	15,150	503,889
Comcast Corp.-Class A (g)	4,500	123,345
Comcast Corp.-Special-Class A (g)	87,900	2,389,122
Grupo Televisa SA (ADR)	8,100	233,118
Idearc, Inc.	1,625	57,281
Interpublic Group of Cos., Inc. (g)	15,900	186,825
Pearson PLC	14,455	257,040
Time Warner, Inc.	32,800	700,936
Tribune Co.	11,900	383,180
Viacom, Inc.-Class B (g)	3,800	170,696
The Walt Disney Co.	6,600	233,904

		5,239,336

Multiline Retail - 1.0%
Family Dollar Stores, Inc.	8,400	282,660
Kohl’s Corp. (g)	17,600	1,325,632
Macy’s, Inc.	11,500	459,195
Marks & Spencer Group PLC	13,312	184,258
Saks, Inc.	9,500	190,380
Target Corp.	18,400	1,148,712

		3,590,837

Specialty Retail - 0.3%
Esprit Holdings Ltd.	26,500	325,769
Inditex SA	6,683	421,521
Ltd. Brands, Inc.	9,200	241,500
Office Depot, Inc. (g)	7,700	280,280

		1,269,070

Textiles Apparel & Luxury Goods - 0.3%
Jones Apparel Group, Inc.	7,500	223,350
Nike, Inc.-Class B	6,000	340,500
VF Corp.	4,400	412,632

		976,482

		19,770,327

Health Care - 5.1%
Biotechnology - 0.9%
Celgene Corp. (g)	8,000	489,920
Genentech, Inc. (g)	11,250	897,412
Gilead Sciences, Inc. (g)	25,200	2,085,804

		3,473,136

Health Care Equipment & Supplies - 0.7%
Alcon, Inc.	12,500	1,725,750
Essilor International SA	3,407	409,107
Nobel Biocare Holding AG (g)	1,270	435,838

		2,570,695

Health Care Providers & Services - 1.1%
AmerisourceBergen Corp.-Class A	4,900	250,978
Medco Health Solutions, Inc. (g)	8,600	668,736
WellPoint, Inc. (g)	37,400	3,044,734

		3,964,448

Pharmaceuticals - 2.4%
Abbott Laboratories	23,900	1,346,765
AstraZeneca PLC	6,100	324,337
Daiichi Sankyo Co. Ltd.	4,000	109,890
Eli Lilly & Co.	7,700	451,374
GlaxoSmithKline PLC	6,300	164,107
Merck & Co., Inc.	31,800	1,667,910
Merck KGaA	3,150	414,674
Pfizer, Inc.	74,900	2,059,001
Roche Holding AG	4,815	883,474
Sanofi-Aventis	4,661	448,995
Schering-Plough Corp.	12,500	409,250
Teva Pharmaceutical Industries, Ltd. (ADR)	7,900	309,680
Wyeth	7,800	451,152

		9,040,609

		19,048,888

Industrials - 4.1%
Aerospace & Defense - 1.6%
BAE Systems PLC	39,400	349,099
Boeing Co.	29,500	2,967,405
European Aeronautic Defence & Space Co., NV	3,840	120,531
Honeywell International, Inc.	14,400	833,904
Lockheed Martin Corp.	1,800	176,580
Northrop Grumman Corp.	5,500	415,855
Rockwell Collins, Inc.	4,200	296,814
Spirit Aerosystems Holdings, Inc.-Class A (g)	23,200	809,912

		5,970,100

Airlines - 0.2%
Air France-KLM	8,000	408,576
Deutsche Lufthansa AG	12,100	350,504

		759,080

Building Products - 0.1%
American Standard Cos, Inc.	4,300	257,054
Cie de Saint-Gobain	1,289	141,242

		398,296

Commercial Services & Supplies - 0.1%
Capita Group PLC	20,000	293,505

Construction & Engineering - 0.4%
Fluor Corp.	7,200	749,520
Vinci SA (g)	9,996	790,377

		1,539,897

Electrical Equipment - 0.2%
ABB Ltd.	33,276	712,739
Emerson Electric Co.	2,700	130,815

		843,554

Industrial Conglomerates - 0.4%
General Electric Co.	35,500	1,334,090
Textron, Inc.	900	96,570

		1,430,660

Machinery - 0.6%
Atlas Copco AB (g)	17,118	287,918
Atlas Copco AB-Class A (g)	8,559	49,355
Eaton Corp.	4,000	374,960
NGK Insulators Ltd.	28,000	655,531
PACCAR, Inc.	3,500	305,305
SPX Corp.	4,200	369,054
Sumitomo Heavy Industries Ltd.	26,000	295,878

		2,338,001

Marine - 0.2%
Mitsui OSK Lines Ltd.	34,000	466,589
Nippon Yusen KK	16,000	147,739

		614,328

Road & Rail - 0.0%
CSX Corp.	2,600	118,144

Trading Companies & Distributors - 0.3%
Mitsui & Co. Ltd.	44,000	874,311

		15,179,876

Energy - 3.6%
Energy Equipment & Services - 0.6%
Halliburton Co.	23,900	859,205
Schlumberger, Ltd.	16,800	1,308,216

		2,167,421

Oil, Gas & Consumable Fuels - 3.0%
BP PLC	19,300	215,566
Chevron Corp.	23,500	1,915,015
China Petroleum & Chemical Corp.-Class H	368,000	404,775
China Shenhua Energy Co. Ltd.-Class H	113,000	333,279
ConocoPhillips	10,300	797,529
ENI SpA	28,637	1,012,318
Exxon Mobil Corp.	49,300	4,100,281
Marathon Oil Corp.	4,900	606,669
Occidental Petroleum Corp.	1,300	71,461
Petroleo Brasileiro SA (NY) (ADR)	6,200	594,456
Repsol YPF SA	6,900	253,190
Royal Dutch Shell PLC-Class A	5,186	193,194
Total SA	10,939	824,493

		11,322,226

		13,489,647

Materials - 3.1%
Chemicals - 1.4%
Air Products & Chemicals, Inc.	4,000	311,960
BASF AG	5,500	681,072
Bayer AG	9,103	654,617
Dow Chemical Co.	8,800	399,344
E.I. Du Pont de Nemours & Co.	3,400	177,888
Hercules, Inc. (g)	7,600	143,108
Lubrizol Corp.	4,000	262,880
Mitsubishi Chemical Holdings Corp.	33,500	293,514
Mitsui Chemicals, Inc.	33,000	238,635
Monsanto Co.	21,000	1,293,600
Nitto Denko Corp.	11,000	547,134
PPG Industries, Inc.	1,500	114,285

		5,118,037

Construction Materials - 0.2%
Buzzi Unicem SpA	9,300	323,912
CRH PLC	9,057	441,193

		765,105

Containers & Packaging - 0.3%
Crown Holdings, Inc. (g)	3,200	79,776
Owens-Illinois, Inc. (g)	8,400	285,600
Smurfit-Stone Container Corp. (g)	13,200	170,676
Sonoco Products Co.	6,600	285,780
Temple-Inland, Inc.	7,000	441,000

		1,262,832

Metals & Mining - 1.2%
Antofagasta PLC	12,400	137,014
Cia Vale do Rio Doce (ADR)	11,300	513,585
JFE Holdings, Inc.	11,700	711,088
Mittal Steel Co. NV (Euronext Paris)	6,237	374,455
MMC Norilsk Nickel (ADR)	826	157,766
POSCO	800	383,076
Rio Tinto PLC	3,490	254,773
United States Steel Corp.	5,300	599,748
Xstrata PLC	24,509	1,410,234

		4,541,739

		11,687,713

Consumer Staples - 2.8%
Beverages - 0.3%
Cia de Bebidas das Americas (ADR)	3,600	244,080
Molson Coors Brewing Co.-Class B	4,400	402,908
PepsiCo, Inc.	7,400	505,642

		1,152,630

Food & Staples Retailing - 0.3%
The Kroger Co.	14,500	439,640
Safeway, Inc.	13,000	448,240
Tesco PLC	16,609	150,897

		1,038,777

Food Products - 0.7%
ConAgra Foods, Inc.	13,300	339,150
General Mills, Inc.	5,800	355,192
Groupe Danone	1,168	182,879
Kellogg Co.	6,800	367,064
Kraft Foods, Inc.-Class A	9,411	318,468
Nestle SA	2,212	861,620
Sara Lee Corp.	19,700	352,630

		2,777,003

Household Products - 1.1%
Colgate-Palmolive Co.	4,500	301,320
Kimberly-Clark Corp.	3,400	241,264
Procter & Gamble Co.	49,450	3,142,547
Reckitt Benckiser PLC	7,313	397,805

		4,082,936

Personal Products - 0.1%
L’Oreal SA	2,859	339,466

Tobacco - 0.3%
Altria Group, Inc.	13,600	966,960
		966,960

		10,357,772

Telecommunication Services - 2.0%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	43,700	1,806,558
China Netcom Group Corp. Ltd.	134,000	341,254
Nippon Telegraph & Telephone Corp.	50	234,863
Telefonica SA	11,850	269,622
Telekomunikasi Indonesia Tbk PT	118,500	128,980
TeliaSonera AB	30,243	223,895
Verizon Communications, Inc.	32,500	1,414,725

		4,419,897

Wireless Telecommunication Services - 0.8%
America Movil SAB de CV Series Series L (ADR)	22,100	1,338,155
American Tower Corp.-Class A (g)	3,000	129,540
Sprint Nextel Corp.	29,800	680,930
Vodafone Group PLC	224,787	703,389

		2,852,014

		7,271,911

Utilities - 1.0%
Electric Utilities - 0.5%
Allegheny Energy, Inc. (g)	3,800	202,882
American Electric Power Co., Inc.	6,500	309,595
E.ON AG	4,000	657,108
Entergy Corp.	4,900	553,210

		1,722,795

Independent Power Producers & Energy Traders - 0.3%
Constellation Energy Group, Inc.	4,600	422,142
International Power PLC	35,079	315,096
TXU Corp.	5,600	377,720

		1,114,958

Multi-Utilities - 0.2%
Dominion Resources, Inc./VA	1,800	159,462
RWE AG	4,110	465,998
Wisconsin Energy Corp.	6,000	290,580

		916,040

		3,753,793

Industrial Commodities - 0.1%
Metal - Steel - 0.1%
Arcelor Mittal (Euronext Amsterdam)	4,500	270,111

Total Common Stocks (cost $133,397,813)		177,023,109

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 3.0%
Municipal Obligations - 2.3%
Clark Cnty Nev Sch Dist FSA
Series 01A
3.85%, 6/15/21 (e)	$2,000	2,000,000
Loudoun Cnty VA IDA
3.88%, 2/15/38 (e)	1,500	1,500,000

Valdez Marine Term Rev (BP Pipelines, Inc. Proj)
Series 03B
3.90%, 7/01/37 (e)(i)	4,000	4,000,000
Series 03C
3.90%, 7/01/37 (e)(i)	1,000	1,000,000

Total Municipal Obligations (cost $8,500,000)		8,500,000

	Shares
Investment Companies - 0.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (cost $2,598,543)(h)	2,598,543	2,598,543

Total Short-Term Investments (cost $11,098,543)		11,098,543

Total Investments - 101.1% (cost $333,331,248)		375,704,469
Other assets less liabilities - (1.1)%		(4,116,276)

Net Assets - 100.0%		$371,588,193

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citigroup	$1,200	6/22/07	BMA	2.962%	$(2,639)
Citigroup	165	6/01/12	BMA	3.628%	(155)
Citigroup	1,700	11/10/26	3.884%	BMA	33,941
JP Morgan Chase	800	10/01/07	BMA	3.635%	(499)
JP Morgan Chase	4,700	11/10/11	BMA	3.482%	(30,487)
Merrill Lynch	900	7/12/08	BMA	3.815%	1,600
Merrill Lynch	970	2/12/12	BMA	3.548%	(4,243)

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2007	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	11	June 2007	$606,251	$667,823	$61,572

(a)	Floating Rate Security. Stated interest rate was in effect at May 31, 2007.
(b)	Variable rate coupon, rate shown as of May 31, 2007.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the aggregate market value of these securities amounted to $922,289 or 0.2% of net assets.

(d)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.
(e)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(f)	When-Issued security.
(g)	Non-income producing security.
(h)	Investment in affiliated money market mutual fund
(i)	Position, or a portion thereof, has been segregated to collateralize when issued securities.

An amount equivalent to U.S. $48,621 has been segregated to collateralize margin requirements for the futures contracts at May 31, 2007.

Please note: The sector classifications presented herein for the equity securities are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market. The municipal classifications presented herein are based on the categorization methodology of the Adviser.

Glossary:

ACA	-	American Capital Access Financial Guaranty Corporation
ADR	-	American Depositary Receipt
AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
BMA	-	Bond Market Association
CDA	-	Community Development Administration
CDD	-	Community Development District
COP	-	Certificate of Participation
ETM	-	Escrow to Maturity
FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance Inc.
GDR	-	Global Depositary Receipt
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
IDR	-	Industrial Development Revenue
MBIA	-	Municipal Bond Investors Assurance
PCR	-	Pollution Control Revenue
PSF-GTD	-	(Texas) Permanent Schools Fund
SCSDE	-	South Carolina State Department of Education
SWFR	-	Solid Waste Facility Revenue
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Wealth Strategies

Tax-Managed Wealth Preservation

Portfolio of Investments

May 31, 2007 (unaudited)

Company	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 68.7%
Alabama - 4.5%
Alabama Pub Sch & College Auth FGIC
5.00%, 12/01/21	$400	$417,548
County of Jefferson AL FGIC
5.00%, 1/01/10 - 2/01/38	2,000	2,076,530
5.125%, 2/01/42	1,260	1,331,391
5.25%, 2/01/24	1,000	1,062,450
Jefferson Cnty Swr Rev (Capital Improvement Warrants) (Prerefunded) FGIC
Series 02
5.00%, 2/01/41	1,000	1,049,920
Jefferson Cnty, Swr (Prerefunded) FGIC
Series A
5.75%, 2/01/38 (a)	1,325	1,379,100

		7,316,939

Alaska - 0.9%
Alaska Student Loan Corp. FSA
5.00%, 7/01/07	1,430	1,431,173

Arizona - 1.1%
Arizona Hlth Fac Auth Phoenix Children's Hosp
4.92%, 2/01/42 (b)	235	237,439
Arizona School Facilities Board MBIA
5.25%, 9/01/15	1,500	1,604,730

		1,842,169

Arkansas - 0.6%
Hot Springs AR
4.125%, 7/01/08	965	968,947

California - 1.7%
California Dept of Wtr Res Pwr Supply Rev MBIA-IBC
Series 2A
5.50%, 5/01/10	325	341,055
California State GO
5.00%, 6/01/10	225	232,623
Golden State Tobacco Securitization Corp./CA
5.375%, 6/01/28	1,815	1,896,602
Tax Exempt Muni Infrastructure
Series 04A
3.80%, 5/01/08 (c)	300	298,305

		2,768,585

Colorado - 1.5%
Adonea Metropolitan District No 2
4.375%, 12/01/15	555	549,761
Denver GO (Auditorium Theatre & Zoo)
Series 03A
5.50%, 8/01/08	1,900	1,937,810

		2,487,571

Connecticut - 3.1%
Connecticut St Special Tax Obligation
5.375%, 10/01/10	530	555,795
Connecticut State Dev Auth AMBAC
3.35%, 5/01/31 (d)	1,300	1,291,160
State of Connecticut FSA
5.00%, 8/01/09	2,160	2,215,750
5.50%, 11/15/12	845	914,163

		4,976,868

Florida - 5.3%
County of Broward FL
5.00%, 1/01/09	1,200	1,222,656
Dade Cnty Sch Dist MBIA
Series 94
5.00%, 8/01/12	1,000	1,051,350
Florida Hurricane Catastrophe Fund
5.00%, 7/01/08	2,145	2,172,863
Florida State Department of Environmental Protection FGIC
5.75%, 7/01/09	2,100	2,180,787
JEA Elec Sys Rev XLCA
Series 02-03A
5.375%, 10/01/32	700	703,766
South Miami Health Facilities Authority
5.00%, 8/15/10	1,080	1,113,664

		8,445,086

Georgia - 1.0%
Fulton Dekalb Hospital Authority FSA
5.00%, 1/01/13	1,500	1,578,045

Hawaii - 1.2%
Hawaii State AMBAC
5.00%, 7/01/13 (a)	1,800	1,906,092

Indiana - 2.2%
City of Indianapolis IN AMBAC
5.25%, 8/15/09	2,100	2,135,847
East Chicago Industry PCR (Inland Steel Company Project No. 11)
Series 94
7.125%, 6/01/07	235	235,000
Indiana Fin Auth Rev
5.00%, 2/01/12	1,165	1,218,007
Indiana Transp Fin Auth FSA
5.00%, 6/01/09	25	25,608

		3,614,462

Kentucky - 0.6%
Kentucky State Prop & Bldgs Commn FSA
5.375%, 2/01/08	985	995,155

Louisiana - 0.8%
New Orleans GO MBIA
5.25%, 12/01/20	450	480,132
New Orleans GO (Certificates Indebtedness) FSA
Series 00
5.50%, 12/01/08	110	112,777
State of Louisiana FSA
5.00%, 5/01/15	655	699,455

		1,292,364

Massachusetts - 4.4%
City of Boston
5.00%, 3/01/10	2,065	2,127,673
Commonwealth of Massachusetts FGIC
5.00%, 1/01/09	2,190	2,231,697
Series A
5.50%, 2/01/10	500	521,125
Massachusetts Dev Fin Agy MBIA
5.50%, 1/01/11	1,000	1,052,500
Massachusetts GO (Consolidated Loan)
Series B
5.00%, 8/01/12	1,050	1,102,920

		7,035,915

Michigan - 4.8%
Detroit City School District (School Building & Site Improvement) FGIC
Series 2A
5.00%, 5/01/32	1,500	1,585,425
Detroit MI FGIC
5.75%, 7/01/26	1,520	1,604,588
Detroit Sew Disp Rev FSA
4.184%, 7/01/32 (b)	420	420,021
Michigan Municipal Bond Authority
4.50%, 8/20/07	2,125	2,127,805
5.50%, 10/01/13	1,800	1,960,938

		7,698,777

Minnesota - 1.6%
Minnesota Pub Facs Auth Wtr PCR
Series 4D
5.00%, 3/01/11	400	416,704
State of Minnesota
5.00%, 6/01/07	2,170	2,170,000

		2,586,704

Nebraska - 2.7%
Lancaster County School District No 1
4.00%, 1/15/08	2,000	2,003,160
Nebraska Public Power District FGIC
5.00%, 1/01/09	2,220	2,261,248

		4,264,408

Nevada - 1.3%
Clark Cnty PCR (Southern California) AMT
Series C
3.25%, 6/01/31 (d)	170	167,532
Nevada GO
5.00%, 2/01/12	1,800	1,882,674

		2,050,206

New Jersey - 5.3%
New Jersey Eco Dev Auth Rev (Cigarette Tax)
5.00%, 6/15/07	315	315,094
Series 4
5.00%, 6/15/10 - 6/15/11	800	829,880
New Jersey Economic Development Authority FSA
5.00%, 5/01/18	1,000	1,022,930
New Jersey State Tpk Auth MBIA
5.50%, 1/01/30	1,850	1,925,406
New Jersey State Transp Trust Fund Auth FSA
Series C
5.50%, 12/15/11	1,000	1,067,090
New Jersey State Transp Trust Fund Auth (Transp Sys) MBIA
5.25%, 12/15/08	625	639,163
Series A
5.25%, 12/15/12	1,100	1,173,194
Series C
5.50%, 12/15/10 - 6/15/21	975	1,045,562
New Jersey Transportation Trust Fund Authority AMBAC
5.25%, 12/15/09	500	517,190

		8,535,509

New York - 4.4%
New York City
Series 4B
5.00%, 8/01/10	175	180,707
New York City GO
Series 4G
5.00%, 8/01/12	685	717,565
New York City Muni Wtr Fin Auth (Prerefunded) AMBAC
5.75%, 6/15/26	1,410	1,424,904
New York Convention Center
Zero coupon, 6/01/08	1,600	1,541,840

New York State Thruway Auth
Series 63A
5.00%, 3/15/09	585	596,922
New York State Thruway Auth Hwy & Brdg Tr Fd FSA
Series 5B
5.00%, 4/01/14	1,900	2,026,388
Tobacco Settlement Fin Auth
5.25%, 6/01/13	650	658,242

		7,146,568

North Carolina - 0.2%
North Carolina Municipal Power Agency No 1 Catawba ACA-CBI
5.50%, 1/01/10	300	311,556

Ohio - 0.4%
Cleveland Muni Sch Dist FSA
5.25%, 12/01/19	585	628,460

Oregon - 1.2%
Tri-Cnty Metropolitan Transp Dist MBIA
5.00%, 5/01/12	1,890	1,985,388

Pennsylvania - 4.0%
Allegheny County Industrial Development Authority
4.30%, 9/01/08	130	130,012
Beaver Cnty IDA PCR (Cleveland Electric Proj)
Series 98
3.75%, 10/01/30 (d)	160	159,291
Commonwealth of Pennsylvania
5.00%, 10/01/07	1,000	1,003,940
5.25%, 2/01/14	1,000	1,079,630
5.75%, 10/01/15	2,665	2,808,590
Delaware Valley Regional Fin Auth AMBAC
Series A
0.892%, 7/01/27 (e)	445	443,563
Pennsylvania Eco Dev Fin Auth (Amtrak Projects)
Series 01A
6.00%, 11/01/07	315	316,471
Pennsylvania GO MBIA
Series 03
5.00%, 7/01/11	450	469,836

		6,411,333

Puerto Rico - 2.1%
Commonwealth of Puerto Rico FSA
Series C
5.00%, 7/01/18 - 7/01/21 (d)	2,495	2,528,160
Government Development Bank for Puerto Rico
5.00%, 12/01/07	830	834,291

		3,362,451

South Carolina - 3.0%
South Carolina Pub Ser Auth MBIA
Series B
5.00%, 1/01/11	1,740	1,804,380
South Carolina Trans Infrastructure Bk AMBAC
5.50%, 10/01/11	1,865	1,955,210
York County School District No 3 SCSDE
Series 03
5.00%, 3/01/10	1,050	1,082,141

		4,841,731

Tennessee - 1.9%
Clarksville Natural Gas Acquisition Corp.
5.00%, 12/15/08	1,600	1,628,224
Metropolitan Govt Nashville & Davidson Cnty
Series C
5.00%, 2/01/08	1,400	1,411,340

		3,039,564

Texas - 6.6%
Carrollton-Farmers Branch Independent Sch Dist PSF-GTD
5.00%, 2/15/09	1,325	1,351,434
City of Austin TX FSA
5.00%, 11/15/10 - 11/15/13 (f)	4,050	4,231,556
City of Houston TX AMBAC
5.00%, 12/15/08	2,000	2,036,760
City of San Antonio TX FGIC
5.50%, 5/15/16	1,540	1,711,001
Houston Independent Sch Dist PSF-GTD
Series 03
5.00%, 2/15/11	1,200	1,245,780

		10,576,531

Washington - 0.3%
County of King WA FSA
5.25%, 1/01/10	520	537,649

Total Municipal Obligations (cost $111,381,678)		110,636,206

	Shares
COMMON STOCKS - 29.7%
Financials - 8.6%
Capital Markets - 2.5%
3i Group PLC	5,597	134,529
Bank Of New York Mellon Group	1,900	77,064
Credit Suisse Group	6,747	512,867
Credit Suisse Group (New York) (ADR)	6,650	504,935
Franklin Resources, Inc.	4,050	549,747
The Goldman Sachs Group, Inc.	1,250	288,525
Legg Mason, Inc.	3,600	363,708
Macquarie Bank Ltd.	2,205	159,833
Man Group PLC	17,908	208,739
Merrill Lynch & Co., Inc.	7,150	663,019
Morgan Stanley	1,200	102,048
Nomura Holdings, Inc.	8,400	172,379
UBS AG (Swiss Virt-X)	3,994	260,650
Waddell & Reed Financial, Inc.-Class A	1,700	44,098

		4,042,141

Commercial Banks - 1.6%
Anglo Irish Bank Corp. PLC (Dublin)	8,795	206,440
Bank Hapoalim BM	15,100	81,693
Barclays PLC	9,900	141,544
BNP Paribas SA	1,650	200,058
China Construction Bank Corp.-Class H	64,000	38,580
Comerica, Inc.	1,850	116,235
Credit Agricole SA	2,970	122,494
HBOS PLC	6,800	146,305
Keycorp	1,000	35,610
Kookmin Bank	900	81,484
National City Corp.	3,500	121,065
Royal Bank of Scotland Group PLC	17,128	212,774
Societe Generale	840	163,616
Sumitomo Mitsui Financial Group, Inc.	17	165,116
SunTrust Banks, Inc.	900	80,361
U.S. Bancorp	3,200	110,656
UniCredito Italiano SpA	20,818	195,536
Wachovia Corp.	2,500	135,475
Wells Fargo & Co.	5,000	180,450

		2,535,492

Consumer Finance - 0.1%
ORIX Corp.	700	188,343

Diversified Financial Services - 2.2%
Bank of America Corp.	11,900	603,449
Chicago Mercantile Exchange Holdings, Inc.-Class A	1,155	613,305
CIT Group, Inc.	2,500	149,825
Citigroup, Inc.	13,300	724,717
Fortis	2,700	112,082
ING Groep NV	5,700	253,351
JPMorgan Chase & Co.	15,350	795,590
Moody's Corp.	1,400	97,510
NYSE Euronext (g)	2,000	166,160

		3,515,989

Insurance - 1.6%
Allianz SE	800	177,552
Allstate Corp.	1,100	67,650
American International Group, Inc.	9,300	672,762
Aviva PLC	8,428	133,145
Chubb Corp.	900	49,383
Fondiaria-Sai SpA (ordinary shares)	900	46,272
Genworth Financial, Inc.-Class A	3,000	108,300
Hartford Financial Services Group, Inc.	1,700	175,389
MBIA, Inc.	1,700	113,135
MetLife, Inc.	2,600	176,800
Muenchener Rueckversicherungs AG	1,100	207,078
Old Republic International Corp.	4,100	88,806
QBE Insurance Group Ltd.	6,442	166,391
Swiss Reinsurance	1,366	130,057
Torchmark Corp.	1,700	119,187
The Travelers Cos, Inc.	3,536	191,545

		2,623,452

Real Estate Management & Development - 0.1%
Sino Land Co.	31,751	69,557

Thrifts & Mortgage Finance - 0.5%
Countrywide Financial Corp.	3,600	140,184
Federal Home Loan Mortgage Corp.	2,200	146,938
Federal National Mortgage Association	4,075	260,474
MGIC Investment Corp.	1,600	104,000
Washington Mutual, Inc.	4,200	183,624

		835,220

		13,810,194

Information Technology - 4.3%
Communications Equipment - 0.6%
ADC Telecommunications, Inc. (g)	2,985	49,999
Cisco Systems, Inc. (g)	22,600	608,392
Nokia OYJ	5,701	156,062
QUALCOMM, Inc.	4,800	206,160

		1,020,613

Computers & Peripherals - 1.5%
Apple, Inc. (g)	8,400	1,021,104
Compal Electronics, Inc. (GDR) (c)	17,806	82,798
EMC Corp. (g)	1,100	18,579
Foxconn Technology Co., Ltd.	900	9,849
Hewlett-Packard Co.	13,700	626,227
International Business Machines Corp.	1,550	165,230
Network Appliance, Inc. (g)	6,900	222,111
Sun Microsystems, Inc. (g)	27,800	141,780
Toshiba Corp.	14,000	104,899

		2,392,577

Electronic Equipment & Instruments - 0.2%
Arrow Electronics, Inc. (g)	1,400	57,470
AU Optronics Corp.	50,470	78,119
Flextronics International Ltd. (g)	3,400	39,270
Sanmina-SCI Corp. (g)	13,900	49,623
Solectron Corp. (g)	21,700	73,780

		298,262

Internet Software & Services - 0.8%
Akamai Technologies, Inc. (g)	3,600	159,156
eBay, Inc. (g)	5,000	162,800
Google, Inc.-Class A (g)	1,875	933,281

		1,255,237

IT Services - 0.2%
CapGemini SA	1,880	143,360
Ceridian Corp. (g)	1,800	63,666
Electronic Data Systems Corp.	2,000	57,620
Infosys Technologies, Ltd.	1,109	52,986

		317,632

Office Electronics - 0.1%
Canon, Inc.	3,800	223,540

Semiconductors & Semiconductor Equipment - 0.5%
Broadcom Corp.-Class A (g)	10,700	326,992
Hynix Semiconductor, Inc. (g)	1,800	55,874
NVIDIA Corp. (g)	4,000	138,680
Samsung Electronics Co., Ltd.	130	75,119
Siliconware Precision Industries Co.	23,000	47,963
United Microelectronics Corp.	117,186	68,354

		712,982

Software - 0.4%
Adobe Systems, Inc. (g)	5,000	220,400
Microsoft Corp.	14,400	441,648

		662,048

		6,882,891

Consumer Discretionary - 3.3%
Auto Components - 0.2%
Autoliv, Inc.	1,900	113,430
BorgWarner, Inc.	1,500	126,240
Denso Corp.	1,200	42,216
Hyundai Mobis	710	64,367

		346,253

Automobiles - 0.4%
Fiat SpA	6,593	188,866
Nissan Motor Co., Ltd.	9,100	101,281
Renault SA	1,700	242,906
Suzuki Motor Corp. (g)	700	19,590
Toyota Motor Corp.	1,400	84,319

		636,962

Hotels Restaurants & Leisure - 0.7%
Accor SA	1,298	120,602
Hilton Hotels Corp.	5,000	177,750
Las Vegas Sands Corp. (g)	1,100	85,822
McDonald's Corp.	8,700	439,785
Starwood Hotels & Resorts Worldwide, Inc.	3,500	252,245

		1,076,204

Household Durables - 0.4%
Black & Decker Corp.	1,200	113,316
Centex Corp.	900	43,524
Daiwa House Industry Co. Ltd.	2,000	30,038
George Wimpey PLC	5,800	72,163
KB Home	1,500	68,835
Newell Rubbermaid, Inc.	600	19,056
Persimmon PLC	1,800	48,706
Pulte Homes, Inc.	1,800	49,122
Sharp Corp.	6,000	114,922

		559,682

Leisure Equipment & Products - 0.0%
Mattel, Inc.	2,200	61,622

Media - 0.8%
CBS Corp.-Class B	4,900	162,974
Comcast Corp.-Special-Class A (g)	23,250	631,935
Grupo Televisa SA (ADR)	2,000	57,560
Pearson PLC	3,722	66,185
Time Warner, Inc.	10,100	215,837
Tribune Co.	3,200	103,040
The Walt Disney Co.	700	24,808

		1,262,339

Multiline Retail - 0.5%
Kohl's Corp. (g)	4,700	354,004
Macy's, Inc.	3,000	119,790
Saks, Inc.	2,900	58,116
Target Corp.	4,950	309,028

		840,938

Specialty Retail - 0.2%
Esprit Holdings Ltd.	7,500	92,199
The Gap, Inc.	1,300	24,076
Inditex SA	1,741	109,811
Ltd. Brands, Inc.	1,400	36,750
Office Depot, Inc. (g)	2,900	105,560

		368,396

Textiles Apparel & Luxury Goods - 0.1%
Jones Apparel Group, Inc.	1,700	50,626
Nike, Inc.-Class B	1,600	90,800

		141,426

		5,293,822

Health Care - 3.3%
Biotechnology - 0.6%
Celgene Corp. (g)	2,800	171,472
Genentech, Inc. (g)	3,000	239,310
Gilead Sciences, Inc. (g)	6,050	500,758

		911,540

Health Care Equipment & Supplies - 0.4%
Alcon, Inc.	3,400	469,404
Essilor International SA	926	111,193
Nobel Biocare Holding AG (g)	330	113,249

		693,846

Health Care Providers & Services - 0.7%
AmerisourceBergen Corp.-Class A	1,500	76,830
Medco Health Solutions, Inc. (g)	2,300	178,848
WellPoint, Inc. (g)	10,600	862,946

		1,118,624

Pharmaceuticals - 1.6%
Abbott Laboratories	7,100	400,085
AstraZeneca PLC	1,600	85,072
Daiichi Sankyo Co. Ltd.	1,000	27,472
Eli Lilly & Co.	2,100	123,102
GlaxoSmithKline PLC	2,100	54,702
Merck & Co., Inc.	9,600	503,520
Merck KGaA	781	102,813
Pfizer, Inc.	20,500	563,545
Roche Holding AG	1,236	226,786
Sanofi-Aventis	1,574	151,624
Schering-Plough Corp.	3,400	111,316
Teva Pharmaceutical Industries, Ltd. (ADR)	2,100	82,320
Wyeth	2,100	121,464

		2,553,821

		5,277,831

Industrials - 2.4%
Aerospace & Defense - 1.0%
BAE Systems PLC	10,700	94,806
Boeing Co.	8,150	819,809
Honeywell International, Inc.	3,900	225,849
Lockheed Martin Corp.	375	36,787
Northrop Grumman Corp.	1,400	105,854
Rockwell Collins, Inc.	1,300	91,871
Spirit Aerosystems Holdings, Inc.-Class A (g)	6,300	219,933

		1,594,909

Airlines - 0.1%
Deutsche Lufthansa AG	3,400	98,489

Building Products - 0.0%
Cie de Saint-Gobain	330	36,160

Commercial Services & Supplies - 0.1%
Capita Group PLC	5,442	79,863

Construction & Engineering - 0.2%
Fluor Corp.	1,900	197,790
Vinci, SA	2,470	195,301

		393,091

Electrical Equipment - 0.2%
ABB Ltd.	8,660	185,489
Emerson Electric Co.	1,800	87,210

		272,699

Industrial Conglomerates - 0.3%
General Electric Co.	10,400	390,832
Textron, Inc.	175	18,777

		409,609

Machinery - 0.3%
Atlas Copco AB (g)	4,126	69,398
Atlas Copco AB-Class A (g)	2,063	11,896
Eaton Corp.	1,500	140,610
NGK Insulators Ltd.	8,000	187,294
SPX Corp.	1,600	140,592

		549,790

Marine - 0.1%
Mitsui OSK Lines Ltd.	9,000	123,509
Nippon Yusen KK	5,000	46,168

		169,677

Road & Rail - 0.0%
CSX Corp.	700	31,808

Trading Companies & Distributors - 0.1%
Mitsui & Co. Ltd.	11,000	218,578

		3,854,673

Energy - 2.3%
Energy Equipment & Services - 0.4%
Baker Hughes, Inc.	1,000	82,480
ENSCO International, Inc.	400	24,228
Halliburton Co.	6,800	244,460
Schlumberger, Ltd.	4,100	319,267

		670,435

Oil, Gas & Consumable Fuels - 1.9%
BP PLC	6,100	68,132
Chevron Corp.	6,100	497,089
China Petroleum & Chemical Corp.-Class H	108,000	118,793
China Shenhua Energy Co. Ltd.-Class H	30,000	88,481
ConocoPhillips	3,500	271,005
ENI SpA	7,639	270,039
Exxon Mobil Corp.	14,000	1,164,380
Marathon Oil Corp.	1,200	148,572
Occidental Petroleum Corp.	400	21,988
Petroleo Brasileiro SA (NY) (ADR)	1,750	167,790
Repsol YPF SA	2,100	77,058
Royal Dutch Shell PLC-Class A	1,309	48,764
Total SA	2,276	171,546

		3,113,637

		3,784,072

Materials - 1.9%
Chemicals - 0.8%
Air Products & Chemicals, Inc.	1,100	85,789
Ashland, Inc.	1,100	66,352
BASF AG	1,300	160,981
Bayer AG	2,246	161,515
Hercules, Inc. (g)	2,300	43,309
Lubrizol Corp.	1,400	92,008
Mitsubishi Chemical Holdings Corp.	13,000	113,901
Monsanto Co.	5,700	351,120
Nitto Denko Corp.	2,800	139,270
PPG Industries, Inc.	400	30,476

		1,244,721

Construction Materials - 0.1%
Buzzi Unicem SpA	2,400	83,590
CRH PLC	2,241	109,166

		192,756

Containers & Packaging - 0.2%
Crown Holdings, Inc. (g)	900	22,437
Owens-Illinois, Inc. (g)	3,100	105,400
Smurfit-Stone Container Corp. (g)	5,100	65,943
Sonoco Products Co.	2,000	86,600

		280,380

Metals & Mining - 0.8%
Antofagasta PLC	3,100	34,253
Cia Vale do Rio Doce (ADR)	3,000	136,350
JFE Holdings, Inc.	3,300	200,563
Kazakhmys PLC	2,300	59,161
Mittal Steel Co. NV (Euronext Paris)	2,105	126,379
MMC Norilsk Nickel (ADR)	234	44,694
POSCO	200	95,769
Rio Tinto PLC	1,000	73,001
United States Steel Corp.	1,500	169,740
Xstrata PLC	6,230	358,471

		1,298,381

Paper & Forest Products - 0.0%
Svenska Cellulosa AB-Class B	3,900	67,539

		3,083,777

Consumer Staples - 1.8%
Beverages - 0.1%
Cia de Bebidas das Americas (ADR)	800	54,240
The Coca-Cola Co.	400	21,196
PepsiCo, Inc.	2,000	136,660

		212,096

Food & Staples Retailing - 0.3%
The Kroger Co.	5,500	166,760
Safeway, Inc.	4,900	168,952
Tesco PLC	7,267	66,023

		401,735

Food Products - 0.5%
General Mills, Inc.	2,100	128,604
Groupe Danone	300	46,972
Kellogg Co.	1,700	91,766
Kraft Foods, Inc.-Class A	2,906	98,339
Nestle SA	568	221,248
Sara Lee Corp.	6,800	121,720
WM Wrigley Jr Co.	2,700	158,220

		866,869

Household Products - 0.6%
Clorox Co.	350	23,499
Colgate-Palmolive Co.	600	40,176
Kimberly-Clark Corp.	600	42,576
Procter & Gamble Co.	12,850	816,618
Reckitt Benckiser PLC	1,880	102,266

		1,025,135

Personal Products - 0.1%
L'Oreal SA	740	87,864

Tobacco - 0.2%
Altria Group, Inc.	4,200	298,620

		2,892,319

Telecommunication Services - 1.2%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	12,100	500,214
China Netcom Group Corp. Ltd.	35,000	89,133
Embarq Corp.	380	24,419
Nippon Telegraph & Telephone Corp.	11	51,670
Telefonica SA	3,121	71,012
Telekomunikasi Indonesia Tbk PT	30,500	33,197
TeliaSonera AB	3,558	26,341
Verizon Communications, Inc.	9,800	426,594

		1,222,580

Wireless Telecommunication Services - 0.5%
America Movil SAB de CV Series L (ADR)	5,100	308,805
American Tower Corp.-Class A (g)	1,100	47,498
Crown Castle International Corp. (g)	1,300	47,866
Sprint Nextel Corp.	6,700	153,095
Vodafone Group PLC	61,825	193,459

		750,723

		1,973,303

Utilities - 0.6%
Electric Utilities - 0.3%
Allegheny Energy, Inc. (g)	1,600	85,424
E.ON AG	1,100	180,705
Entergy Corp.	1,800	203,220

		469,349

Independent Power Producers & Energy Traders - 0.1%
International Power PLC	9,611	86,331
TXU Corp.	1,500	101,175

		187,506

Multi-Utilities - 0.2%
Dominion Resources, Inc./VA	675	59,798
RWE AG	1,020	115,649
Wisconsin Energy Corp.	2,200	106,546

		281,993

		938,848

Total Common Stocks (cost $34,837,038)		47,791,730

	Pricipal Amount (000)
SHORT-TERM INVESTMENTS - 3.6%
Municipal Obligations - 1.9%
Loudoun Cnty IDA Rev (Howard Hughes Med)
Series 03C
3.85%, 2/15/38 (e)(i)	$1,000	1,000,000
Lower Neches Valley Auth Frndd
3.91%, 8/01/22 (e)(i)	1,000	1,000,000
New Jersey Economic Dev Auth
3.86%, 9/01/31 (e)(i)	1,000	1,000,000

Total Municipal Obligations (cost $3,000,000)		3,000,000

	Shares
Investment Companies - 1.7%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (cost $2,743,625) (h)	2,743,625	2,743,625

Total Short-Term Investments (cost $5,743,625)		5,743,625

Total Investments - 102.0% (cost $151,962,341)		164,171,561
Other assets less liabilities - (2.0)%		(3,251,887

Net Assets - 100.0%		$160,919,674

INTEREST RATE SWAP TRANSACTIONS

	Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citigroup	$1,000	6/22/07	BMA	2.962%	$(2,199)
Citigroup	95	6/01/12	BMA	3.628%	(89)
Citigroup	1,000	11/10/26	3.884%	BMA	19,909
JP Morgan Chase	600	10/01/07	BMA	3.635%	(374)
JP Morgan Chase	2,800	11/10/11	BMA	3.482%	(18,109)
Merrill Lynch	600	7/12/08	BMA	3.815%	1,067
Merrill Lynch	110	2/12/12	BMA	3.548%	(486)

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2007	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	4	June 2007	$237,630	$242,845	$5,215

(a)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.
(b)	Floating Rate Security. Stated interest rate was in effect at May 31, 2007.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in the transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2007, the aggregate market value of these securities amounted to $381,103 or 0.2% of net assets.
(d)	Variable rate coupon, rate shown as of May 31, 2007.
(e)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(f)	When-Issued security.
(g)	Non-income producing security.
(h)	Investment in affiliated money market mutual fund.
(i)	Position, or a portion thereof has been segregated to collaterize when issued securities.

An amount equivalent to U.S. $17,681 has been segregated to collateralize margin requirements for the futures contracts at May 31, 2007.

Please note: The sector classifications presented herein for the equity securities are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market. The municipal classifications presented herein are based on the categorization methodology of the Adviser.

Glossary:

ACA	-	American Capital Access Financial Guaranty Corporation
ADR	-	American Depositary Receipt
AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
BMA	-	Bond Market Association
FGIC	-	Financial Guaranty Insurance Company
FSA	-	Financial Security Assurance Inc.
GDR	-	Global Depositary Receipt
GO	-	General Obligation
IDA	-	Industrial Development Authority/Agency
MBIA	-	Municipal Bond Investors Assurance
PCR	-	Pollution Control Revenue
PSF-GTD	-	(Texas) Permanent Schools Fund
SCSDE	-	South Carolina State Department of Education
XLCA	-	XL Capital Assurance Inc.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	July 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	July 23, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	July 23, 2007

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